Earnings per share - Basic earnings (loss) per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($) $ / shares shares	May 31, 2020 $ / shares	May 31, 2019 CAD ($) $ / shares shares	May 31, 2019 $ / shares
Basic earnings per share [abstract]
Net loss for the year | $	$ (84,634)		$ (16,499)
Average number of common shares outstanding during the year | shares	257,914,589		242,763,558
Loss per share—basic | (per share)	$ (0.33)	$ (0.33)	$ (0.07)	$ (0.07)